Business Combinations - Summary of Details of the Purchase Consideration (Detail) - Albert Buettner GmbH [Member] - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 02, 2023
Disclosure Of Purchase Consideration IN Business Combinations [Line Items]
Amount paid (in cash)	€ 10,102	€ 10,102
Deferred consideration (in cash)	4,465
Put option liability	10,405
Total	€ 24,972		€ 24,972